Commitments and Contingencies (Details) - Schedule of aggregate non-cancelable future minimum payments $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Aggregate Non Cancelable Future Minimum Payments Abstract
2023	$ 7,000
2024	11,000
2025	14,000
2026	16,000
2027	24,000
Thereafter	24,000
Total	$ 96,000